Consolidated Statements of Stockholders` Equity (USD $)	Series A, B and C Convertible Preference Shares of Subsidiary [Member]	Series A-1 Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Dec. 31, 2010			$ 41,175	$ 38,881,075	$ (43,265,399)	$ 287,877	$ (4,055,272)
Balances (in Shares) at Dec. 31, 2010			41,175,464
Restricted stock issued for services, net of forfeitures			240	(688)			(448)
Restricted stock issued for services, net of forfeitures (in Shares)			240,444
Issuance of common stock for cash upon exercise of options, net of 121,246 shares forfeited in cashless exercise			204	8,996			9,200
Issuance of common stock for cash upon exercise of options, net of 121,246 shares forfeited in cashless exercise (in Shares)			203,494
Issuance of Series C convertible preference shares of subsidiary	4,993,728						4,993,728
Issuance of Series C convertible preference shares of subsidiary (in Shares)	3,233,734
Reclassification of Series A convertible preference shares of subsidiary to permanent equity resulting from amendment to terms of redemption option	206						206
Reclassification of Series A convertible preference shares of subsidiary to permanent equity resulting from amendment to terms of redemption option (in Shares)	888,888
Reclassification of Series B convertible preference shares of subsidiary to permanent equity due to lapse of redemption option	1,123,200						1,123,200
Reclassification of Series B convertible preference shares of subsidiary to permanent equity due to lapse of redemption option (in Shares)	444,444
Issuance of Series A-1 Convertible Preferred Stock for cash, net of allocated offering costs of $886,422		9,838,569		9,250,009			19,088,578
Issuance of Series A-1 Convertible Preferred Stock for cash, net of allocated offering costs of $886,422 (in Shares)		2,937,500
Issuance of warrants, net of allocated offering costs of $806,039				8,946,378			8,946,378
Transfer on waiver of anti-dilution rights related to 1,051,074 warrants				315,803			315,803
Transfer on waiver of cure amount rights related to convertible promissory notes				573,923			573,923
Stock-based compensation				779,029			779,029
Net loss					(13,145,078)		(13,145,078)
Accretion on Series A-1 Convertible Preferred Stock associated with beneficial conversion feature				(9,250,009)			(9,250,009)
Accretion on redeemable convertible preference shares of subsidiary associated with premium					15,242		15,242
Translation adjustment						(225,304)	(225,304)
Balances at Dec. 31, 2011	6,117,134	9,838,569	41,619	49,504,516	(56,395,235)	62,573	9,169,176
Balances (in Shares) at Dec. 31, 2011	4,567,066	2,937,500	41,619,402
Restricted stock issued for services, net of forfeitures			62	(62)
Restricted stock issued for services, net of forfeitures (in Shares)			61,500
Stock-based compensation				387,892			387,892
Net loss					(8,176,662)		(8,176,662)
Translation adjustment						142,056	142,056
Balances at Dec. 31, 2012	$ 6,117,134	$ 9,838,569	$ 41,681	$ 49,892,346	$ (64,571,897)	$ 204,629	$ 399,056
Balances (in Shares) at Dec. 31, 2012	4,567,066	2,937,500	41,680,902